December 22, 2014

FILED VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	The First Western Funds Trust
811-22691; 333-180717

Ladies and Gentleman:

We are electronically filing via EDGAR, pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, preliminary copies of proxy materials, including a Shareholder Letter, Notice of Special Meeting, Proxy Statement, and Proxy Card to be furnished to shareholders of the First Western Fixed Income Fund and the First Western Short Duration Bond Fund series of The First Western Funds Trust, in connection with a Special Meeting of Shareholders.

If you have any questions or comments concerning this filing, please contact the undersigned at (513) 587-3406.

Very truly yours,

/s/ Wade R. Bridge

Wade R. Bridge
Assistant Secretary